Derivative Financial Instruments - Compound Embedded Derivative - Monte Carlo Assumption (Details) (Monte Carlo Simulation Technique [Member], Compound Embedded Derivative [Member], USD $)	0 Months Ended						12 Months Ended
	Feb. 04, 2013		Jun. 06, 2012		Feb. 03, 2012		Dec. 31, 2012
Derivative [Line Items]
Fair market value of asset (per share)	$ 0.16	[1]	$ 3.20	[2]	$ 12.50	[2]	$ 0.22	[1],[2]
Conversion price (per share)	$ 0.145		$ 2.88		$ 21.60		$ 0.198
Term (in years)			0 years 7 months 6 days	[3]			0 years 1 month 1 day	[3]
Implied expected life (in years)			6 months 28 days	[4]	8 months 27 days	[4]	0 years 1 month 1 day	[4]
Equivalent volatility (percentage)			59.20%	[4]	55.90%	[4]	30.70%	[4]
Risk adjusted interest rate range of inputs (percentage)							10.00%	[5]
Equivalent risk-adjusted interest rate (percentage)			9.33%	[4]	16.43%	[4]	10.00%	[4]
Credit risk-adjusted interest rate (percentage)			15.74%	[6]	12.71%	[6]	15.63%	[6]
Minimum [Member]
Derivative [Line Items]
Term (in years)					6 months	[3]
Volatility range of inputs (percentage)			53.54%	[7]	44.23%	[7]	16.12%	[7],[8]
Risk adjusted interest rate range of inputs (percentage)			7.62%	[5]	10.00%	[5]
Maximum [Member]
Derivative [Line Items]
Term (in years)					1 year	[3]
Volatility range of inputs (percentage)			68.00%	[7]	70.30%	[7]	40.17%	[7],[8]
Risk adjusted interest rate range of inputs (percentage)			12.33%	[5]	30.95%	[5]

[1]	The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
[2]	The fair market value of the asset was determined by management using all available information including, but not limited to, the trading market price and the actual, negotiated prices paid by a private investor in December 2011.
[3]	The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
[4]	The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.
[5]	CED's bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.
[6]	The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.
[7]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1) above.
[8]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2) above.